Personnel expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Personnel expenses
Short-term employee benefits - Salaries	€ 135,676	€ 75,437	€ 36,747
Short-term employee benefits - Social Security	12,785	9,087	3,996
Post-employment benefits	2,864	1,242	837
Termination benefits	818	1,005	722
Share-based payment	167,965	92,558	41,612
Employer social security contributions stock options	5,002	15,214	12,032
Total employee benefits expense	€ 325,110	€ 194,543	€ 95,946